Related party and Employee transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related party and employee transactions [Abstract]
Schedule of Related Party Transactions
	December 31, 2013	December 31, 2014
	US$	US$
Due from related party	820,089	125,374,349
	December 31, 2013	December 31, 2014
	US$	US$
Advances to employees	59,226	50,057